Reconciliation of loss after income tax to net cash used in operating activities (Tables)	12 Months Ended
Jun. 30, 2022
Text block [abstract]
Disclosure of reconciliation of profit or loss to operating cash flows

	2022	2021	2020
	A$’000	A$’000	A$’000

Loss after income tax expense from continuing operations	(24,648)	(8,422)	(12,467)

Adjustments for:
Depreciation & amortisation	1,953	1,265	1,084
Net fair value loss on financial assets	—	—	168
Share based payments	1,675	637	262
Foreign exchange differences	(1,789)	430	—
Loss on contingent consideration	152	2,570	474

Change in operating assets & liabilities:	(22,657)	(3,520)	(10,479)
Decrease in trade and other receivables	(6)	(5,027)	358
Decrease/(increase) in prepayments	1,564	(1,182)	(168)
Decrease/(increase) in trade and other payables	(1,495)	1,010	1,722
Decrease in deferred tax liability	(368)	(484)	(298)
Increase/(decrease) in other provisions	201	93	55

Net cash used in operating activities	(22,761)	(9,111)	(8,810)